Amounts Receivable and Other Assets	3 Months Ended
Jun. 30, 2024
Amounts Receivable and Other Assets
Amounts Receivable and Other Assets	6. AMOUNTS RECEIVABLE AND OTHER ASSETS
	June 30, 2024	March 31, 2024
	($)	($)
Sales tax refundable	214,219	158,223
Prepaid	55,694	57,901
	269,913	216,124